Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax (Benefit) Expense

Total income tax expense for the years ended December 31 is as follows:

	2016	2015	2014
Income tax expense attributable to operations:
Current tax expense	$558,016	551,052	265,586
Deferred tax (benefit)	(202,860)	(307,986)	(240,863)

Total income tax expense attributable to net income	355,156	243,066	24,723
Income tax effect on equity:
Income tax expense allocated to stockholder’s equity:
Attributable to unrealized gains (losses) on investments	357,363	(691,519)	418,073
Attributable to unrealized gains on postretirement obligations	36	—	—
Attributable to unrealized gains (losses) on foreign exchange	373	(2,159)	(1,132)

Total income tax effect on equity	$712,928	(450,612)	441,664

Income Tax (Benefit) Expense Computed at the Statutory Rate

Income tax expense computed at the statutory rate of 35% varies from Income tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2016	2015	2014
Income tax expense computed at the statutory rate	$400,167	295,177	63,066
Dividends-received deductions and tax-exempt interest	(40,326)	(40,687)	(27,849)
State income tax	11,266	4,642	4,106
(Release) accrual of LIH tax credits	(5,819)	(1,284)	321
Accrual (release) of tax contingency reserve	373	(10,701)	2,180
Foreign tax, net	(3,587)	(3,143)	(3,202)
Corporate-owned life insurance	(7,833)	(2,285)	(7,806)
Penalties	(47)	529	(6,174)
Other	962	818	81

Income tax expense as reported	$355,156	243,066	24,723

Significant Components of Net Deferred Tax Asset (Liability)

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability). The net deferred tax asset (liability) on the Consolidated Balance Sheets at December 31 is as follows:

	2016	2015
Deferred tax assets:
Policy reserves	$3,326,409	3,219,849
Expense accruals	40,792	47,412
Other-than-temporarily impaired assets	40,821	20,961
Provision for postretirement benefits	49,437	34,072
Other	3,267	6,898

Total deferred tax assets	3,460,726	3,329,192

Deferred tax liabilities:
Deferred acquisition costs	(1,533,188)	(1,948,643)
Investment income	(253,987)	(230,228)
Depreciation and amortization	(59,822)	(55,351)
Net unrealized gains on investments and foreign exchange	(1,225,720)	(551,999)

Total deferred tax liabilities	(3,072,717)	(2,786,221)

Net deferred tax asset	$388,009	542,971

Reconciliation of Unrecognized Tax Benefits

recognizes liabilities for certain unrecognized tax benefits. Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015
Balance at January 1	$1,367	59,103
Additions based on tax positions related to the current year	330	359
Amounts released related to tax positions taken in prior years	—	(58,095)

Balance at December 31	$1,697	1,367